Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [member]	Share premium [member]	Other paid-in capital [member]	Foreign Currency Translation Effect [Member]	Accumulated Loss [Member]
Beginning balance at Dec. 31, 2017	$ 41,079	$ 12,467	$ 165,618	$ 10,404	$ (11,875)	$ (135,535)
Share issuance	830	29	801
Share-based compensation	2,954	5		2,949
Loss for the year	(30,225)					(30,225)
Other comprehensive income	(455)				(455)
Ending balance at Dec. 31, 2018	14,183	12,501	166,419	13,353	(12,330)	(165,760)
Share issuance	34,160	2,940	31,220
Share-based compensation	2,554	4		2,550
Loss for the year	(32,423)					(32,423)
Other comprehensive income	(662)				(662)	0
Ending balance at Dec. 31, 2019	17,812	15,445	197,639	15,903	(12,992)	(198,183)
Share issuance	17,498	1,729	16,219
Share-based compensation	2,838	77		2,761
Loss for the year	(26,754)					(26,754)
Allocation of share premium			(210,250)			210,250
Other comprehensive income	670				670
Ending balance at Dec. 31, 2020	$ 12,514	$ 17,251	$ 3,608	$ 18,664	$ (12,322)	$ (14,687)